Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 7,350	$ 8,825
Inventories	37,566	32,667
Claims receivable	8,507	12,694
Other	7,913	6,110
Total prepaid expenses and other current assets	$ 61,336	$ 60,296